Other Income and Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Income and Expenses	Other income and expenses
	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Fair value movement in the Convertible Notes and embedded derivative	(226)	168,085
Fair value movement in the warrants	478	41,840
Foreign exchange movements	14,126	(51,952)
	14,378	157,973

	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Fair value movement in the Convertible Notes and embedded derivative	198,769	-	-
Fair value movement in the warrants	47,097	26,671	-
Foreign exchange movements	(51,630)	-	-
IFRS 2 expense on the Transaction (non-cash)	-	(240,810)	-
	194,236	(214,140)	-